Supplement to the
Fidelity® Advisor Dynamic Capital Appreciation Fund
Class A, Class T, Class B, and Class C
January 29, 2010 Prospectus

Effective March 12, 2010, the following information replaces the similar information found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Allocating the fund's assets among Fidelity equity sector central funds (sector central funds) that provide exposure to different sectors of the U.S. stock market (at present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities). Sector central funds are specialized investment vehicles designed to be used by Fidelity funds.
  Through the sector central funds, investing in domestic and foreign issuers, and in "growth" and/or "value" stocks.

Effective March 12, 2010, the following information replaces the similar information found under the heading "Principal Investment Risks" in the "Fund Summary" section beginning on page 4.

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Consumer Discretionary Industry Concentration. The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
  Consumer Staples Industry Concentration. The consumer staples industries can be significantly affected by demographics and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, and government regulation, the performance of the overall economy, interest rates, and consumer confidence.

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  Energy Industry Concentration. The energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations.
  Financials Industry Concentration. The financials industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
  Health Care Industry Concentration. The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by rapid obsolescence and patent expirations.
  Industrials Industry Concentration. Industrial industries can be significantly affected by general economic trends, change in consumer sentiment and spending commodity prices, legislation, government regulation and spending, import controls, and worldwide competition, and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  Materials Industry Concentration. The materials industries can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
  Telecom Services Industry Concentration. The telecom services industry is subject to government regulation of rates of return and services that may be offered and can be significantly affected by intense competition.
  Utilities Industry Concentration. The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, and natural resource conservation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Effective March 8, 2010, the following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 6.

Christopher Sharpe and Geoffrey Stein have served as co-managers of the fund since March 2010.

Effective March 12, 2010, the following information replaces the similar information found under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 8.

FMR allocates the fund's assets among sector central funds that provide exposure to different sectors of the U.S. stock market. Sector central funds are specialized investment vehicles designed by Fidelity for use by Fidelity funds.

Each sector central fund is managed in an effort to outperform a different sector of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities.

FMR expects the fund's allocations to the sector central funds will approximate the sector weightings of the Standard & Poor's 500 Index (S&P 500), a broadly diversified measure of the performance of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance. While FMR may overweight or underweight one or more sectors from time to time, FMR expects the returns of the fund to be driven primarily by the security selections of the sector central funds.

FMR is not constrained by any particular investment style for the fund. At any given time, the sector central funds in which the fund invests may buy "growth" stocks or "value" stocks, or a combination of both. Additionally, the sector central funds are not limited to investing in securities of a specific market capitalization and may hold securities of large, medium and/or small capitalization companies.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and may make foreign investments.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Effective March 12, 2010, the following information supplements the similar information found under the heading "Description of Principal Security Types" in the "Fund Basics" section on page 8.

Central funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

Effective March 12, 2010, the following information replaces the similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section beginning on page 8.

Many factors affect the fund's performance. The fund's share price changes daily based on the performance of the underlying sector central funds in which it invests. The ability of the fund to meet its investment objective is directly related to its target asset allocation among underlying sector central funds and the ability of those funds to meet their investment objectives. If FMR's asset allocation strategy does not work as intended, the fund may not achieve its objective. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

There is additional risk for the fund with respect to aggregation of holdings of underlying sector central funds, which may result in the fund indirectly concentrating assets in a particular industry or group of industries, or in a single issuer. Such indirect concentration may have the effect of increasing the volatility of the fund's returns. The fund does not control the investments of the underlying sector central funds and any indirect concentration is a result of the underlying sector central funds pursuing their own investment objectives.

The fund is exposed to the risks associated with the underlying sector central funds in which it invests. Underlying funds may have different investment objectives and may engage in investment strategies that the fund would not engage in directly. The fund bears all risks associated with underlying fund investments. The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations can be dramatic over the short as well as long term, and different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments.

The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, and consumer confidence. Success can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products.

The consumer staples industries can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, and environmental factors, as well as the performance of the overall economy, interest rates, and consumer confidence. In the United States, the agricultural products industry is subject to regulation by numerous federal and state government agencies.

The energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels caused by events relating to international politics, energy conservation, the success of exploration projects, weather or meteorological events, and tax and other government regulations.

The financials industries are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability can be largely dependent on the availability and cost of capital funds and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect the financial services industries. Insurance companies can be subject to severe price competition. The financial services industries are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For example, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries.

The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability. Furthermore, the types of products or services produced or provided by health care companies quickly can become obsolete. In addition, pharmaceutical companies and other companies in the health care industries can be significantly affected by patent expirations.

The industrials industries can be significantly affected by general economic trends, including employment, economic growth, and interest rates, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in industrials industries can adversely affect those industries. Furthermore, a company in the industrials industries can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The materials industries can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of materials has exceeded demand as a result of over-building or economic downturns, which has led to commodity price declines and unit price reductions. Companies in these industries can also be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.

The telecom services industries, particularly telephone operating companies, are subject to both federal and state government regulations of rates of return and services that may be offered. Many telecommunications companies fiercely compete for market share.

The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, changes in taxation, and natural resource conservation.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.

Effective March 8, 2010, the following information replaces the biographical information found in the "Fund Management" section on page 22.

Christopher Sharpe is co-manager of the fund, which he has managed since March 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2002, Mr. Sharpe has worked as an asset allocation director and portfolio manager.

Geoffrey Stein is co-manager of the fund, which he has managed since March 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Stein has served as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc. (SAI), and as a portfolio manager.

Supplement to the
Fidelity® Advisor
Dynamic Capital
Appreciation Fund
Institutional Class
January 29, 2010
Prospectus

Effective March 12, 2010, the following information replaces the similar information found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Allocating the fund's assets among Fidelity equity sector central funds (sector central funds) that provide exposure to different sectors of the U.S. stock market (at present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities). Sector central funds are specialized investment vehicles designed to be used by Fidelity funds.
  Through the sector central funds, investing in domestic and foreign issuers, and in "growth" and/or "value" stocks.

Effective March 12, 2010, the following information replaces the similar information found under the heading "Principal Investment Risks" in the "Fund Summary" section on page 4.

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  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Consumer Discretionary Industry Concentration. The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
  Consumer Staples Industry Concentration. The consumer staples industries can be significantly affected by demographics and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, and government regulation, the performance of the overall economy, interest rates, and consumer confidence.
  Energy Industry Concentration. The energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations.
  Financials Industry Concentration. The financials industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
  Health Care Industry Concentration. The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by rapid obsolescence and patent expirations.
  Industrials Industry Concentration. Industrial industries can be significantly affected by general economic trends, change in consumer sentiment and spending commodity prices, legislation, government regulation and spending, import controls, and worldwide competition, and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  Materials Industry Concentration. The materials industries can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
  Telecom Services Industry Concentration. The telecom services industry is subject to government regulation of rates of return and services that may be offered and can be significantly affected by intense competition.
  Utilities Industry Concentration. The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, and natural resource conservation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Effective March 8, 2010, the following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 5.

Christopher Sharpe and Geoffrey Stein have served as co-managers of the fund since March 2010.

Effective March 12, 2010, the following information replaces the similar information found under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 7.

FMR allocates the fund's assets among sector central funds that provide exposure to different sectors of the U.S. stock market. Sector central funds are specialized investment vehicles designed by Fidelity for use by Fidelity funds.

Each sector central fund is managed in an effort to outperform a different sector of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities.

FMR expects the fund's allocations to the sector central funds will approximate the sector weightings of the Standard & Poor's 500 Index (S&P 500), a broadly diversified measure of the performance of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance. While FMR may overweight or underweight one or more sectors from time to time, FMR expects the returns of the fund to be driven primarily by the security selections of the sector central funds.

FMR is not constrained by any particular investment style for the fund. At any given time, the sector central funds in which the fund invests may buy "growth" stocks or "value" stocks, or a combination of both. Additionally, the sector central funds are not limited to investing in securities of a specific market capitalization and may hold securities of large, medium and/or small capitalization companies.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and may make foreign investments.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Effective March 12, 2010, the following information supplements the similar information found under the heading "Description of Principal Security Types" in the "Fund Basics" section on page 7.

Central funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

Effective March 12, 2010, the following information replaces the similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section beginning on page 7.

Many factors affect the fund's performance. The fund's share price changes daily based on the performance of the underlying sector central funds in which it invests. The ability of the fund to meet its investment objective is directly related to its target asset allocation among underlying sector central funds and the ability of those funds to meet their investment objectives. If FMR's asset allocation strategy does not work as intended, the fund may not achieve its objective. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

There is additional risk for the fund with respect to aggregation of holdings of underlying sector central funds, which may result in the fund indirectly concentrating assets in a particular industry or group of industries, or in a single issuer. Such indirect concentration may have the effect of increasing the volatility of the fund's returns. The fund does not control the investments of the underlying sector central funds and any indirect concentration is a result of the underlying sector central funds pursuing their own investment objectives.

The fund is exposed to the risks associated with the underlying sector central funds in which it invests. Underlying funds may have different investment objectives and may engage in investment strategies that the fund would not engage in directly. The fund bears all risks associated with underlying fund investments. The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations can be dramatic over the short as well as long term, and different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments.

The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, and consumer confidence. Success can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products.

The consumer staples industries can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, and environmental factors, as well as the performance of the overall economy, interest rates, and consumer confidence. In the United States, the agricultural products industry is subject to regulation by numerous federal and state government agencies.

The energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels caused by events relating to international politics, energy conservation, the success of exploration projects, weather or meteorological events, and tax and other government regulations.

The financials industries are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability can be largely dependent on the availability and cost of capital funds and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect the financial services industries. Insurance companies can be subject to severe price competition. The financial services industries are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For example, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries.

The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability. Furthermore, the types of products or services produced or provided by health care companies quickly can become obsolete. In addition, pharmaceutical companies and other companies in the health care industries can be significantly affected by patent expirations.

The industrials industries can be significantly affected by general economic trends, including employment, economic growth, and interest rates, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in industrials industries can adversely affect those industries. Furthermore, a company in the industrials industries can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The materials industries can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of materials has exceeded demand as a result of over-building or economic downturns, which has led to commodity price declines and unit price reductions. Companies in these industries can also be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.

The telecom services industries, particularly telephone operating companies, are subject to both federal and state government regulations of rates of return and services that may be offered. Many telecommunications companies fiercely compete for market share.

The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, changes in taxation, and natural resource conservation.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.

Effective March 8, 2010, the following information replaces the biographical information found in the "Fund Management" section on page 21.

Christopher Sharpe is co-manager of the fund, which he has managed since March 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2002, Mr. Sharpe has worked as an asset allocation director and portfolio manager.

Geoffrey Stein is co-manager of the fund, which he has managed since March 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Stein has served as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc. (SAI), and as a portfolio manager.

Supplement to the

Fund	Class A	Class T	Class B	Class C	Institutional Class
Fidelity® Advisor Convertible Securities Fund	FACVX	FTCVX	FCBVX	FCCVX	FICVX
Fidelity Advisor Dividend Growth Fund	FADAX	FDGTX	FADBX	FDGCX	FDGIX
Fidelity Advisor Dynamic Capital Appreciation Fund	FARAX	FRGTX	FRMBX	FRECX	FDCIX
Fidelity Advisor Equity Growth Fund	EPGAX	FAEGX	EPGBX	EPGCX	EQPGX
Fidelity Advisor Equity Income Fund	FEIAX	FEIRX	FEIBX	FEICX	EQPIX
Fidelity Advisor Equity Value Fund	FAVAX	FAVTX	FAVBX	FAVCX	FAIVX
Fidelity Advisor Fifty Fund	FFYAX	FFYTX	FFYBX	FFYCX	FFYIX
Fidelity Advisor Growth & Income Fund	FGIRX	FGITX	FGISX	FGIUX	FGIOX
Fidelity Advisor Growth Opportunities Fund	FAGAX	FAGOX	FABGX	FACGX	FAGCX
Fidelity Advisor Growth Strategies Fund	FGVAX	FGVTX	FGVBX	FGECX	FRVIX
Fidelity Advisor Large Cap Fund	FLNAX	FLNTX	FALHX	FLNEX	FLNOX
Fidelity Advisor Mid Cap Fund	FMCDX	FMCAX	FMCBX	FMCEX	FMCCX
Fidelity Advisor Small Cap Fund	FSCDX	FSCTX	FSCBX	FSCEX	FSCIX
Fidelity Advisor Strategic Growth Fund	FTQAX	FTQTX	FTQBX	FTQCX	FTQIX
Fidelity Advisor Value Strategies Fund	FSOAX	FASPX	FASBX	FVCSX	FASOX

Fidelity Advisor Convertible Securities Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Convertible Securities Fund

Funds of Fidelity Advisor Series I, Fidelity Financial Trust, and Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2010

Effective March 8, 2010, Christopher Sharpe and Geoffrey Stein are co-managers of Fidelity Advisor Dynamic Capital Appreciation Fund. All references to Fergus Shiel are no longer applicable. Information regarding the fund holdings and accounts managed will be updated by a supplement when available.

Effective March 5, 2010, JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of Fidelity Advisor Dynamic Capital Appreciation Fund.

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